FAIR VALUE MEASUREMENTS (10K) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013
Assets [Abstract]
Notes receivable and accrued interest	$ 0	$ 777,710
Convertible Note - June 2011 [Member]
Liabilities [Abstract]
Convertible note payable	0	138,220
Convertible Note - July 2011 [Member]
Liabilities [Abstract]
Convertible note payable	0	120,738
Convertible Note - June 2012 [Member]
Liabilities [Abstract]
Convertible note payable	$ 0	$ 888,099